Short-term Borrowings and Current Portion of Long-term Debt - Summary of Short-term Borrowings and Current Portion of Long-term Debt (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Borrowings [abstract]
Commercial paper	$ 589.8	₨ 48,466.2	₨ 58,571.8
Loans from banks/financial institutions	1,116.1	91,722.1	112,802.0
Inter-corporate deposits	5.8	480.0	2,410.0
Current portion of long-term debt (refer note 22)	2,786.6	228,978.3	245,394.9
Total	$ 4,498.3	₨ 369,646.6	₨ 419,178.7